Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity File Number	001-34658
Entity Registrant Name	BWX TECHNOLOGIES, INC.
Entity Central Index Key	0001486957
Entity Tax Identification Number	80-0558025
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1720 Mt. Athos Road
Entity Address, City or Town	Lynchburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24504
City Area Code	980
Local Phone Number	365-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	BWXT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false